Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Comprehensive Loss [Abstract]
Net (loss) profit for the year	$ (5,491,654)	$ (3,142,255)	$ 60,077
Currency translation differences	(9,915)	(60,558)	226,031
Remeasurements of defined benefit plan	627,193	(8,772)	131,713
Total comprehensive (loss) income for the year	(4,874,376)	(3,211,585)	154,395
Attributable to:
Equity holders of the Company	(4,870,410)	(3,181,717)	152,954
Non-controlling interests	(3,966)	(29,868)	1,441
Comprehensive income	$ (4,874,376)	$ (3,211,585)	$ 154,395